5. Commitments (Details Narrative) (September 30, 2019) - USD ($)	7 Months Ended
	Aug. 05, 2019	Sep. 30, 2019
Contractual obligation		$ 348,853
Proposed Business Combination [Member] | Underwriters [Member]
Contractual obligation	$ 2,000,000
Stock issued for services, shares	303,490
Proposed Business Combination [Member] | Investment Advisor [Member]
Contractual obligation	$ 2,000,000
Stock sale price	$ 6.59
Proposed Business Combination [Member] | Financial Advisory Services [Member]
Contractual obligation	$ 1,257,500
Stock sale price	$ 6.59